Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Jan. 30, 2025 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information

From time to time, the Company grants stock options to its employees, including the Named Executive Officers. Per the Company’s Equity Grant Policy (as amended from time to time, the “Equity Grant Policy”), (a) new hire and promotion equity incentive grants shall be granted on the 15th day of each calendar month (or the immediately preceding trading day if such day is not a trading day) (a “Regular Grant Date”) following the later of (i) the month in which such employee’s employment commences or promotion is effective, as applicable, and (ii) the date the award is approved by the Board, the Compensation Committee or the Authorized Director (as defined in the Equity Grant Policy), (b) annual employee equity grants (in the form of RSUs and/or stock options) shall be granted on the first day of March (or the immediately preceding trading day if such day is not a trading day) (provided, that employees hired after March 1, 2025 will not receive annual equity awards until they have completed one full year of service, and such awards will be granted on the first Regular Grant Date on or immediately following the first anniversary of their start date) and (c) merit-based and retention equity incentives shall be made on the first Regular Grant Date following the date of approval by the Board, the Compensation Committee or the Authorized Director, as applicable. Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the Board and at the close of business on the date each annual meeting of the Company’s stockholders, respectively, pursuant to our Non-Employee Director Compensation Policy (as defined below), as further described under the subsection titled “Non-Employee Director Compensation—Non-Employee Director Compensation Policy” below. Option grants are generally made on the regular, predetermined grant dates pursuant to the Equity Grant Policy and the Non-Employee Director Compensation Policy regardless of whether there is any material nonpublic information (“MNPI”) about the Company on such dates, and such grant dates are not specifically timed in relation to the Company’s public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.

The following table is being provided pursuant to Item 402(x)(2) of Regulation S-K.

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award ($)

Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information
(%)

(a)	(b)	(c)	(d)	(e)	(f)(1)
Sean Saint	1/30/2025	467,944	17.00	7,955,048	(4.45)
Stephen Feider	1/30/2025	186,203	17.00	3,165,451	(4.45)
Mike Mensinger	1/30/2025	110,278	17.00	1,874,726	(4.45)

(1)
On December 9, 2024, our Board approved certain stock options to our Named Executive Officers contingent and effective upon the execution of the underwriting agreement with respect to our initial public offering, which were granted on January 30, 2025. On January 31, 2025, we filed a Current Report on Form 8-K announcing the closing of our initial public offering.

Award Timing Method

From time to time, the Company grants stock options to its employees, including the Named Executive Officers. Per the Company’s Equity Grant Policy (as amended from time to time, the “Equity Grant Policy”), (a) new hire and promotion equity incentive grants shall be granted on the 15th day of each calendar month (or the immediately preceding trading day if such day is not a trading day) (a “Regular Grant Date”) following the later of (i) the month in which such employee’s employment commences or promotion is effective, as applicable, and (ii) the date the award is approved by the Board, the Compensation Committee or the Authorized Director (as defined in the Equity Grant Policy), (b) annual employee equity grants (in the form of RSUs and/or stock options) shall be granted on the first day of March (or the immediately preceding trading day if such day is not a trading day) (provided, that employees hired after March 1, 2025 will not receive annual equity awards until they have completed one full year of service, and such awards will be granted on the first Regular Grant Date on or immediately following the first anniversary of their start date) and (c) merit-based and retention equity incentives shall be made on the first Regular Grant Date following the date of approval by the Board, the Compensation Committee or the Authorized Director, as applicable. Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the Board and at the close of business on the date each annual meeting of the Company’s stockholders, respectively, pursuant to our Non-Employee Director Compensation Policy (as defined below), as further described under the subsection titled “Non-Employee Director Compensation—Non-Employee Director Compensation Policy” below. Option grants are generally made on the regular, predetermined grant dates pursuant to the Equity Grant Policy and the Non-Employee Director Compensation Policy regardless of whether there is any material nonpublic information (“MNPI”) about the Company on such dates, and such grant dates are not specifically timed in relation to the Company’s public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

The following table is being provided pursuant to Item 402(x)(2) of Regulation S-K.

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award ($)

Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information
(%)

(a)	(b)	(c)	(d)	(e)	(f)(1)
Sean Saint	1/30/2025	467,944	17.00	7,955,048	(4.45)
Stephen Feider	1/30/2025	186,203	17.00	3,165,451	(4.45)
Mike Mensinger	1/30/2025	110,278	17.00	1,874,726	(4.45)

On December 9, 2024, our Board approved certain stock options to our Named Executive Officers contingent and effective upon the execution of the underwriting agreement with respect to our initial public offering, which were granted on January 30, 2025. On January 31, 2025, we filed a Current Report on Form 8-K announcing the closing of our initial public offering.
Sean Saint
Awards Close in Time to MNPI Disclosures
Name		Sean Saint
Underlying Securities		467,944
Exercise Price | $ / shares		$ 17
Fair Value as of Grant Date | $		$ 7,955,048
Underlying Security Market Price Change		(4.45)
Stephen Feider
Awards Close in Time to MNPI Disclosures
Name		Stephen Feider
Underlying Securities		186,203
Exercise Price | $ / shares		$ 17
Fair Value as of Grant Date | $		$ 3,165,451
Underlying Security Market Price Change		(4.45)
Mike Mensinger
Awards Close in Time to MNPI Disclosures
Name		Mike Mensinger
Underlying Securities		110,278
Exercise Price | $ / shares		$ 17
Fair Value as of Grant Date | $		$ 1,874,726
Underlying Security Market Price Change		(4.45)